SCHEDULE OF EXPOSURE TO FOREIGN CURRENCY RISK (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 182,000
Trade receivables	1,405,000
Advance to suppliers	33,672	$ 1,048,227
Loan term deposit	181,584	147,100
Current liabilities
Loans from financial institutions	(2,077,290)	(89,298)
Sales of future receipts	(1,688,435)	(1,467,899)
Accounts payable and accrued liabilities	(5,356,000)
Warrants and preferred shares liabilities	(1,069,513)	$ (156,433)
Total	(8,388,000)
10% fluctuation in exchange rate	(839,000)
United States Dollars [member]
Current assets
Cash	113,000
Trade receivables	942,000
Advance to suppliers	34,000
Loan term deposit
Current liabilities
Loans from financial institutions	(2,077,000)
Sales of future receipts	(1,688,000)
Accounts payable and accrued liabilities	(2,141,000)
Warrants and preferred shares liabilities	(1,070,000)
Total	(5,887,000)
10% fluctuation in exchange rate	(589,000)
New Israeli Shekel [member]
Current assets
Cash	36,000
Trade receivables	213,000
Advance to suppliers
Loan term deposit	182,000
Current liabilities
Loans from financial institutions
Sales of future receipts
Accounts payable and accrued liabilities	(2,884,000)
Warrants and preferred shares liabilities
Total	(2,453,000)
10% fluctuation in exchange rate	(245,000)
Canadian Dollar [member]
Current assets
Cash	53,000
Trade receivables	249,000
Advance to suppliers
Loan term deposit
Current liabilities
Loans from financial institutions
Sales of future receipts
Accounts payable and accrued liabilities	(331,000)
Warrants and preferred shares liabilities
Total	(29,000)
10% fluctuation in exchange rate	$ (3,000)